Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Major Categories of Property, Plant and Equipment

Major categories of property, plant and equipment at December 31, 2015 and 2014 are as follows:

	Estimated Life (Years)	2015	2014
Land	—	$326,942	$316,798
Building and improvements	10 — 39	136,587	132,360
Advertising structures	5 — 15	2,529,301	2,520,644
Automotive and other equipment	3 — 7	146,409	140,583

		$3,139,239	$3,110,385